RELATED PARTIES - Additional information of related parties (Details) - RUB (₽) ₽ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTIES
Lease payments in favour of related parties			₽ 1,240	₽ 1,361	₽ 1,530
Key management remuneration			2,864	2,406	1,309
Key management remuneration, social contributions			730	501	214
Key management remuneration as base salaries			1,453	1,008	690
Key management remuneration as bonus			1,412	1,398	619
Cash-settled and equity-settled share-based payments			3,465	3,328	694
Key management remuneration, social contributions included in share-based payments			₽ 254	₽ 338	₽ 79
VisionLabs Group
RELATED PARTIES
Ownership interest in subsidiary (as a percentage)	24.00%		100.00%
Business Nedvizhimost
RELATED PARTIES
Period of coupon notes				5 years
Sistema
RELATED PARTIES
Investment related party notes			₽ 1,459	₽ 1,443
Business Nedvizhimost
RELATED PARTIES
Investment related party notes			2,105	2,105
Other investments			3,095
Related party transactions short term investments			164
Financial expenses			380
Rent-Nedvizhimost | Business Nedvizhimost
RELATED PARTIES
Ownership interest sold (as a percent)		10.80%
Proceeds from sale of ownership interest		₽ 2,100
Yahont
RELATED PARTIES
Purchase of telecommunication equipment, software and billing systems			₽ 11,466	₽ 7,181